Personnel expenses - Employee equality and diversity (Details) - boardMember	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Personnel expenses [Line Items]
Percentage of allocation of women on the board of directors	38.00%	50.00%	63.00%
Percentage of allocation of men on the board of directors	62.00%	50.00%	37.00%
Percentage of allocation of women in executive management	36.00%	45.00%	42.00%
Percentage of allocation of men in executive management	64.00%	55.00%	58.00%
Percentage of allocation of women in management positions	43.00%	50.00%	53.00%
Percentage of allocation of men in management positions	57.00%	50.00%	47.00%
Percentage of allocation of women employees in total	47.00%	47.00%	48.00%
Percentage of allocation of men employees in total	53.00%	53.00%	52.00%
Female member of the board, resigned	1	1
Male member of the board, appointed	1	1